Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

On November 10, 2023, the Company completed its IPO and listed its Ordinary Shares on the Nasdaq Capital Market under the symbol “GVH”. With the above IPO, the Company received total gross proceeds of US$5.3 million from the issuance of 1,500,000 new ordinary shares from the initial public offering after deducting underwriting discounts, commissions and expenses.

On April 28, 2025, the authorized share capital of the Company increased from US$50,000 divided into 50,000,000 shares of US$0.001 par value each to US$2,000,000 divided into 2,000,000,000 shares of US$0.001 par value each. The designation of existing issued shares of US$0.001 par value each of the Company as Ordinary Shares shall remain unchanged.

On June 26, 2025, the Company raised an aggregate gross proceed of $15 million, before deducting placement agent fees and other estimated expenses payable by the Company, via the public offering for (the “Offering”).  The Offering was comprised of: (i) 5,645,997 units (the “Ordinary Units”), each consisting of one Ordinary Share of the Company, par value $0.001 per share, one series A warrant to purchase one Ordinary Share and one series B warrant initially to purchase one Ordinary Share, and (ii) 16,093,133 pre-funded units, each consisting of one pre-funded warrant to purchase one Ordinary Share, one Series A Warrant and one Series B Warrant. All Series B Warrants have been exercised in fiscal year ended September 30, 2025. As of March 31, 2026, all Series A Warrants are outstanding.

On July 2, 2025, the board of directors of the Company, approved a reverse stock split that would consolidate every 200 issued and unissued shares of US$0.001 par value each in the share capital of the Company into one share of US$0.20 par value each, with an effective date of July 21, 2025.

On August 27, 2025, the Company entered into a share subscription agreement with Wai Yiu Yau pursuant to which the Company has agreed to issue and allot, and the Subscriber has agreed to subscribe for, 100 management shares in the capital of the Company. The 100 shares of US$0.20 par value each which have been designated as management shares carrying 1,000,000 votes. As of March 31, 2026, Mr. Wai Yiu Yau, beneficially owns 57,224 Ordinary Shares and 100 Management Shares, representing approximately 2.4% of the total issued and outstanding shares and approximately 97.7% of the voting power of the Company.

On September 2, 2025, the authorized share capital of the Company was increased from US$2,000,000 divided into 10,000,000 shares of US$0.20 par value each to US$100,000,000 divided into 500,000,000 shares of US$0.20 par value each. The designation of existing issued shares of US$0.20 par value each of the Company as ordinary shares shall remain unchanged.

On December 31, 2025, the Company priced a registered direct offering of 889,359 ordinary shares or pre-funded warrants to purchase ordinary shares at an effective purchase price of $1.60 per share or pre-funded warrant. The offering closed on January 2, 2026, and the Company received $362,476 in net proceeds from the Registered Direct Offering, after deducting issuance costs and other offering expenses.

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements of the Company and its wholly owned subsidiaries (Collectively, the “Company”) have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”) for interim financial reporting. These unaudited condensed consolidated financial statements do not include certain information and footnote disclosures as required by the U.S. GAAP for complete annual financial statements. Accordingly, these statements should be read in conjunction with the Company’s audited consolidated financial statements for the years ended September 30, 2024 and 2025.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the years ended September 30, 2024 and 2025. The results of operations for the six-month periods ended March 31, 2025 and 2026 are not necessarily indicative of the results for the full years.

The financial information as of September 30, 2025, presented in the unaudited condensed consolidated financial statements is derived from the audited consolidated financial statements for the year ended September 30, 2025.

Use of Estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual amounts could differ from those estimates and differences could be material. Changes in estimates are recorded in the period they are identified.

Judgments, estimates and underlying assumptions are evaluated on an ongoing basis by management and are based on historical experience and other factors including expectations of future events that are believed to be reasonable under the circumstances. However, existing circumstances and assumptions about future developments may change due to market changes or circumstances and such changes are reflected in the assumptions when they occur.

Significant estimates required to be made by management include, but are not limited to, allowance of expected credit losses. Actual results could differ from those estimates.

The measurement of the expected credit loss allowance for financial assets measured at amortized cost is an area that requires the use of significant assumptions about future economic conditions and credit behavior (e.g. the likelihood of customers defaulting and the resulting losses). A number of significant judgements are also required in applying the accounting requirements for measuring expected credit loss, such as:

●	Assessing relevant historical and forward-looking quantitative and qualitative information;

●	Choosing appropriate models and assumptions for the measurement of expected credit loss.

The Company reviews its accounts receivable, other receivable and contract assets on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The loss-rate method is used to estimate the expected credit loss for accounts receivable and contract assets. The loss-rates are estimated based on the age of the balances of accounts receivable, historical experience, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the customers’ ability to pay. The assessment of the correlation among historical observed default rates, forecast economic conditions and expected credit losses is a significant estimate. The amount of expected credit loss is sensitive to changes in circumstances and forecast economic conditions. The historical credit loss experience and forecast of economic conditions may also not be representative of a customer’s actual default in the future. As of September 30, 2025 and March 31, 2026, balance of allowance for expected credit loss was $28,906 and $27,918, respectively.

Risks and uncertainties

The main operations of the Company are located in Hong Kong and the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in both regions, as well as by the general state of the economy in both regions. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in both regions. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Concentration risk

The risk is mitigated by the Company’s assessment of the level of concentration on its major customers and its ongoing monitoring of outstanding balances.

Concentration of major customers and suppliers:

	For the six months ended March 31,
	2025		2026
Major customers representing more than 10% of the Company’s revenues
Customer A	$3,007,516	21.9%	$3,543,677	23.9%
Customer B	2,454,365	17.9%	1,998,160	13.5%
Total Revenues	$5,461,881	39.8%	$5,541,837	37.4%

	As of
	September 30, 2025		March 31, 2026
Accounts receivable, net due from major customers of the Company
Company A	$114,582	11.4%	$262,535	21.2%
Company B	83,948	8.4%	146,894	11.9%
Total	$198,530	19.8%	$409,429	33.1%

	For the six months ended March 31,
	2025		2026
Major suppliers representing more than 10% of the Company’s cost of revenue
Panaicia Pty Ltd (note)	$7,594,925	61.9%	$8,695,611	63.1%
Supplier A	1,562,403	12.7%	1,664,202	12.1%
Total Cost of Revenue	$9,157,328	74.6%	$10,359,813	75.2%

	As of
	September 30, 2025		March 31, 2026
Accounts payable due to major suppliers of the Company
Panaicia Pty Ltd (note)	$-	-%	$199,565	25.5%
Supplier A	198,892	26.7%	244,932	31.3%
Total	$198,892	26.7%	$444,497	56.8%

Note: Panaicia Pty Ltd is a related party of the Company, in which its sole director and sole shareholder is one of the directors of the Company, Mr. Wai Yiu Yau.

Foreign Currency Translation

The Company uses United State Dollar (“US$”) as its reporting currency. The Company’s operations are principally conducted in Hong Kong and the PRC where Hong Kong dollar and Renminbi (“RMB”) are the functional currencies.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the unaudited condensed consolidated statements of operation and comprehensive income (loss).

The exchanges rates used for translation from Hong Kong dollar to USD was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong. The following table outlines the currency exchange rates that were used to translate Company’s balance sheets, income statement items and cash flow items for six months ended March 31, 2025 and 2026.

	For the six months ended March 31,
	2025	2026
Year end HKD: US$ exchange rate	7.8000	7.8000
Year end RMB: US$ exchange rate	N/A	6.8980
Year average HKD: US$ exchange rate	7.8000	7.8000
Year average RMB: US$ exchange rate	N/A	7.0061

Credit Risk

The Company estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and contract assets. The Company has designed their credit policies with an objective to minimize their exposure to credit risk.

The exposure to credit risk, which will cause a financial loss to us due to failure to discharge an obligation by the counterparties, relates primarily to our bank deposits (including our own cash at banks), accounts receivable and contract assets. The Company considers the maximum exposure to credit risk equals to the carrying amount of these financial assets in the consolidated statement of financial position. As of September 30, 2025 and March 31, 2026, the cash balances of $7,505,388 and $7,146,898, respectively, were substantially maintained at financial institutions in Hong Kong, respectively.

The Company believes that there is no significant credit risk associated with cash, which was held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located.

The Company has adopted a credit policy of dealing with creditworthy counterparties to mitigate the credit risk from defaults. The credit exposure is controlled by counterparty limits that are reviewed and approved by the senior management of the Company periodically. The management team periodically evaluates the creditworthiness of the existing customers in determining an allowance for expected credit loss primarily based on many factors, including the age of the balance, customer’s historical payment history, its current creditworthiness and current or future economic trends.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Foreign Exchange Risk

The reporting currency of the Company is U.S. Dollar. To date the majority of the revenue and costs and a significant portion of the assets and liabilities are denominated in Hong Kong Dollars. Most of transactions during the periods ended March 31, 2026 and 2025 are denominated in Hong Kong dollars, Australian dollars and New Zealand dollars. The principal exposure to foreign currency fluctuations is mainly with respect to the expenses incurred denominated in Australian dollars and New Zealand dollars. For the six months ended March 31, 2025 and 2026, the Company incurred approximately 73.6% and 68.9% of the cost of revenue, respectively, denominated in foreign currencies for customs clearance fees and local courier expenses. The Company has not maintained any hedging policy against foreign currency risk. The management will consider hedging significant currency exposure should the need arise.

Fair Value of Financial Instruments

The Company applies the provisions of ASC 820, Fair Value Measurements and Disclosures, to the financial instruments that are required to be carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs that prioritizes the information used to develop our assumptions regarding fair value. Fair value measurements are separately disclosed by level within the fair value hierarchy.

●	Level 1—defined as observable inputs such as quoted prices in active markets for identical assets or liabilities;

●	Level 2—defined as inputs other than quoted prices in active markets, that are either directly or indirectly observable; and

●	Level 3—defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts receivable, other receivable, due from a director, deposit, accounts payable, other payables and accrued liabilities and lease liabilities.

The carrying value of cash and cash equivalents, accounts receivable, deposit, accounts payable, other payables and accrued liabilities, other receivable, due from a director approximate fair value because of the short-term nature of these items. For lease liabilities, fair value approximates their carrying value at the year-end, as the interest rates used to discount the host contracts approximate market rates.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of September 30, 2025 and March 31, 2026.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains its bank accounts in Hong Kong and the PRC. Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to HKD800,000 per depositor per Scheme member, including both principal and interest. Cash balances in bank accounts in mainland China are insured by the People’s Bank of China Financial Stability Department (“FSD”) while there is a RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank.

Accounts Receivable, net

Accounts receivables are carried at net realizable value net expected credit loss. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current creditworthiness and current or future economic trends. Accounts are written off after exhaustive efforts at collection. The Company only grants credit terms to established customers who are deemed to be financially responsible. Credit periods to customers are normally within 7 to 90 days after customers received services provided by the Company. If accounts receivables are to be provided for, or written off, they would be recognized in the consolidated statements of operations and comprehensive income (loss) within operating expenses. The Company used loss-rate methods and individual evaluation method to estimate allowance for credit loss. For those past due balances over 1 year and other higher risk receivables identified by management are reviewed individually for collectability. In establishing an allowance for credit losses, the Company use reasonable and supportable information, which is based on historical collection experience, the financial condition of its customers and assumptions for the future movement of different economic drivers and how these drivers will affect each other. Loss-rate approach is based on the historical loss rates and expectations of future conditions. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value. Balance of allowance for expected credit loss for accounts receivables was $23,067 and $19,388 as of September 30, 2025 and March 31, 2026, respectively.

Related Party

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent Company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Company discloses all significant related party transactions.

Contract Assets

Contract assets include billed and unbilled amounts resulting from in-transit shipments, as the Company has an unconditional right to payment only when services have been completed (i.e., shipments have been delivered). Amounts do not exceed their net realizable value. Contract assets are generally classified as current and the full balance is converted within 90 days based on the short-term nature of the transactions.

Contract assets, net were $553,218 and $739,613 as of September 30, 2025 and March 31, 2026, respectively. Balance of allowance for expected credit loss for contract assets was $5,839 and $8,530 as of September 30, 2025 and March 31, 2026, respectively.

Deferred costs

Pursuant to ASC 340-10-S99-1, incremental offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, SEC filing and print related costs, exchange uplisting costs, and road show related costs. In the event the offering is unsuccessful or aborted, the costs will be expensed. Deferred costs related to the ELOC Offering were $374,286 and $374,286.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation and impairment charges, and include expenditure that substantially increases the useful lives of existing assets. Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred, whereas significant renewals and betterments are capitalized.

Depreciation is provided over their estimated useful lives with an estimated residual value of the assets, using the straight-line method. Estimated useful lives are as follows:

Motor vehicles	3 years
Fixtures, furniture and equipment	5 years
Leasehold improvements	Shorter of the lease term or 5 years

When assets are sold or retired, their costs and accumulated depreciation are eliminated from the consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income.

Impairment of Long-Lived Assets

Long-lived assets are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360, “Property, Plant and Equipment”.

In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

There was no impairment loss recognized for the six months ended March 31, 2025 and 2026.

Lease

The Company makes an accounting policy election not to separate non-lease components to measure the lease liability and lease asset. For operating leases with a term of one year or less, we have elected not to recognize a lease liability or ROU asset on our consolidated balance sheets. Instead, we recognize the lease payments as expenses on a straight-line basis over the lease term.

Operating leases

Upon adoption of ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term, operating leases are recognized as right-of-use assets (“ROU”) and lease liabilities in the consolidated balance sheets if the initial lease term is greater than 12 months. For leases with an initial term of 12 months or less the Company recognizes those lease payments on a straight-line basis over the lease term.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Lease expense is recognized on a straight-line basis over the lease term and are included in general and administrative expenses.

Revenue Recognition

The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) Identify the Contract with a Customer, (2) Identify the Performance Obligations in the Contract, (3) Determine the Transaction Price, (4) Allocate the Transaction Price to the Performance Obligations in the Contract, and (5) Recognize Revenue When (or as) the Entity Satisfies a Performance Obligation. The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and therefore there was no material changes to the Company’s consolidated financial statements upon adoption of ASC 606.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the performance obligation. If a performance obligation is satisfied over time, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that performance obligation.

The Company’s revenues are primarily from the provision of (i) integrated cross-border logistics services, which including supporting transportation for freight forwarding purpose, storage of consignment, labelling of consignments, other related logistic services for freight forwarding purpose, freight management services, and delivery at destination, and (ii) air freight forwarding services.

Integrated cross-border logistics services

In general, each logistics order constitutes a separate contract with the customer. A performance obligation is created once a customer agreement with an agreed upon transaction price exists. The transaction price is typically fixed and not contingent upon the occurrence or non-occurrence of any other event. The transaction price is generally due 7 to 90 days from the date of invoice. The Company’s logistics services provide for the arrangement of the movement of shipments to a customer’s destination. The logistics services, including certain ancillary services, such as loading/unloading and customs clearance, that are provided to the customer represent a single performance obligation as these promises aren’t distinct in the context of the contract. This performance obligation is satisfied over time and recognized in revenue upon the transfer of control of the services over the requisite transit period as the customer’s goods move from origin to destination. The Company determines the period to recognize revenue in transit based upon the departure date and the delivery date, which may be estimated if delivery has not occurred as of the reporting date. Determination of the transit period between the departure date and the delivery date and the measurement of revenue progress of shipments in transit as of the reporting date requires management to make judgments that affect the timing of revenue recognition. The Company has determined that revenue recognition over the transit period provides a reasonable estimate of the transfer of services to its customers as it depicts the pattern of the Company’s performance under the contracts with its customers.

Air freight forwarding services

The Company also provides air freight forwarding services by purchasing transportation services from direct carriers or other freight forwarders and reselling those services to its customers. The contracts with customers generally contain a single performance obligation. The Company recognizes revenue from this performance obligation at a point in time, which is the completion of the services.

The Company uses independent contractors and third-party carriers in the performance of its logistics and air freight forwarding services. The Company evaluates who controls the logistics and air freight forwarding services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Company determined it acts as the principal for its logistics and air freight forwarding services performance obligation since it is in control of establishing the prices for the specified services, managing all aspects of the logistics and air freight forwarding process, and assuming the risk of loss for delivery and collection. Such logistics and air freight forwarding services revenue is presented on a gross basis in the consolidated statements of operations and comprehensive income (loss).

A summary of the Company’s gross revenues disaggregated by major service lines and timing of revenue recognition for the six months ended March 31, 2025 and 2026, respectively, are as follow:

	For the six months ended March 31,
	2025	2026
Integrated cross-border logistics services	$12,751,847	$13,505,109
Air freight forwarding services	971,631	1,313,350
Total	$13,723,478	$14,818,459

Cost of revenue

Cost of revenue consists primarily of cargo space charged by airlines or other freight forwarders and ancillary logistics services fee including costs of custom handling services, last mile carriage, warehouse packaging and labor cost.

General and Administrative Expenses

General and administrative expenses include salaries and employee benefits, depreciation for fixture, furniture and office equipment and ROU assets, staff salaries, travel and entertainment, audit fees, legal and professional fees, bank charges, credit loss expense and other office expenses.

Income Taxes

The Company accounts for income taxes following the liability method pursuant to FASB ASC 740 “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.

The Company also follows FASB ASC 740, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of September 30, 2025 and March 31, 2026, the Company did not have a liability for unrecognized tax benefits. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of other expense and interest expense, respectively, as necessary. The Company’s historical tax years will remain open for examination by the local authorities until the statute of limitations has passed.

Earnings (loss) per share

The Company calculates earnings (loss) per share in accordance with ASC Topic 260 “Earnings per Share.” Basic earnings (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential ordinary shares equivalents had been issued and if the additional common shares were dilutive. As of September 30, 2025 and March 31, 2026, there were no dilution impact.

Government Grant

The Company accounts for government grants in accordance with ASC Topic 832, Government Grants. Government grants are recognized when the applicable recognition criteria have been satisfied, including compliance with the conditions attached to the grants and reasonable assurance that the grants will be received.

Government grants related to income are recognized in earnings on a systematic basis over the periods in which the related costs are incurred. Government grants related to assets are recognized as deferred income and recognized in earnings over the useful lives of the related assets.

In 2025, the Company successfully applied for the Dedicated Fund on Branding, Upgrading and Domestic Sales (“BUD Fund”) (Mainland Programme). This fund is designed to assist Hong Kong enterprises in developing brands, upgrading and restructuring operations, and promoting domestic sales in Mainland China to enhance competitiveness and facilitate business development.

As of September 30, 2025, the Company recorded a government grant liability of $96,154 in respect of funds received, since the relevant grant conditions had not yet been met. For the six months ended March 31, 2026, the government grant of $96,154 was reclassified and recognized as other income in the unaudited condensed consolidated statements of operations and comprehensive income (loss), following the satisfaction of all grant eligibility criteria.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the director, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance; accordingly, the Company does not provide additional segment reporting in these accompanying notes.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-09 for the six-months ended March 31, 2026 and will apply the guidance for the full fiscal year ended September 30, 2026.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. Early adoption is permitted. The Company has not yet adopted this new guidance and is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In September 2025, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Scope Refinements. This update clarifies the application of derivative accounting to certain contracts and refines the guidance for share-based noncash consideration received from customers. Specifically, ASU 2025-07 introduces a scope exception for contracts that are not exchange-traded and whose underlying is tied to operations or activities specific to one party. It also clarifies that share-based noncash consideration from a customer should initially be accounted for under Topic 606 until the right to receive or retain such consideration becomes unconditional, at which point financial instruments guidance may apply. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-07 on its unaudited condensed consolidated financial statements and related disclosures.

In December 2025, the Financial Accounting Standards Board (“FASB”) issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The ASU establishes authoritative guidance for the recognition, measurement, presentation, and disclosure of government grants received by business entities. Among other provisions, the ASU provides guidance on the accounting for grants related to income and grants related to assets, the presentation of government grant income in the financial statements, and enhanced disclosure requirements regarding the nature, terms, accounting policies, significant judgments, and amounts recognized related to government grants. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years. Early adoption is permitted. The amendments may be adopted using either a modified prospective or retrospective transition approach, as permitted by the standard. The Company adopted ASU 2023-09 for the six-months ended March 31, 2026 and will apply the guidance for the full fiscal year ended September 30, 2026.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.